Business Activity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Business Activity

Note 1: Business Activity

TARGETED MEDICAL PHARMA, INC. (“Company”), also doing business as Physician Therapeutics (“PTL”), is a specialty pharmaceutical company that develops and commercializes nutrient- and pharmaceutical-based therapeutic systems. The Company also does business as Laboratory Industry Services (“LIS”), which is a facility for the performance of diagnostic testing. On July 30, 2007, the Company formed the wholly-owned subsidiary, Complete Claims Processing, Inc. (“CCPI”), which provides billing and collection services on behalf of physicians for claims to insurance companies, governmental agencies and other medical payers.

Segment Information :

The Company had revenue outside of the United States of $0 and $168,244 for the three months ended September 30, 2012 and 2011, respectively. The Company’s operations are organized into two reportable segments: Targeted Medical Pharma (“TMP”) and CCPI.

•	TMP : This segment includes PTL and LIS as described above. This segment develops and distributes nutrient based therapeutic products and distributes pharmaceutical products from other manufacturers through employed sales representatives and distributors. TMP also performs the administrative, regulatory compliance, sales and marketing functions of the corporation, owns the corporation’s intellectual property and is responsible for research and development relating to medical food products and the development of software used for the dispensation and billing of medical foods, generic and branded products. The TMP segment also manages contracts and chargebacks.

•	CCPI : This segment provides point-of-care dispensing solutions and billing and collections services. It is responsible for the research and development of billing software and methodologies and the customization of hardware that supports dispensing, billing and collection operations.

Segment Information for the three months ended September 30,

2012 (unaudited)	Total	TMP	CCPI
Gross Sales	$2,076,532	$1,812,306	$264,226
Gross Profit (Loss)	$960,236	$1,173,235	$(212,999)
Comprehensive Income (Loss)	$(1,241,443)	$(1,028,444)	$(212,999)
Total Assets	$11,063,776	$11,146,759	$(82,983)
less Eliminations	$-	$(82,983)	$82,983
Net Total Assets	$11,063,776	$11,063,776	$-

2011 (Unaudited and restated)	Total	TMP	CCPI
Gross Sales	$2,458,998	$2,359,493	$99,505
Gross Profit (Loss)	$1,705,480	$2,025,336	$(319,856)
Comprehensive Income (Loss)	$(1,282,998)	$(919,287)	$(363,711)
Total Assets	$7,627,293	$11,019,907	$(3,392,614)
less Eliminations	$-	$(3,424,405)	$3,424,405
Net Total Assets	$7,627,293	$7,595,502	$31,791

Segment Information for the nine months ended September 30,

2012 (unaudited)	Total	TMP	CCPI
Gross Sales	$4,899,943	$4,416,121	$483,822
Gross Profit (Loss)	$2,527,652	$3,407,379	$(879,727)
Comprehensive Income (Loss)	$(5,042,183)	$(4,162,456)	$(879,727)
Total Assets	$11,063,776	$11,146,759	$(82,983)
less Eliminations	$-	$(82,983)	$82,983
Net Total Assets	$11,063,776	$11,063,776	$-

2011 (Restated)	Total	TMP	CCPI
Gross Sales	$6,869,255	$6,390,818	$478,437
Gross Profit (Loss)	$4,903,342	$5,514,728	$(611,386)
Comprehensive Income (Loss)	$(2,809,393)	$(2,562,668)	$(246,725)
Total Assets	$7,627,293	$11,019,907	$(3,392,614)
less Eliminations	$-	$(3,424,405)	$3,424,405
Net Total Assets	$7,627,293	$7,595,502	$31,791

Note 1: Business Activity

TARGETED MEDICAL PHARMA, INC. (“Company”), also doing business as Physician Therapeutics (“PTL”), is a specialty pharmaceutical company that develops and commercializes nutrient- and pharmaceutical-based therapeutic systems. The Company also does business as Laboratory Industry Services (“LIS”), which is a facility for the performance of diagnostic testing. On July 30, 2007, the Company formed the wholly owned subsidiary, Complete Claims Processing, Inc. ("CCPI"), which provides billing and collection services on behalf of physicians for claims to insurance companies, governmental agencies and other medical payers.

Segment Information:

The Company had revenue outside of the United States of $455,200 and $191,800 for the years ended December 31, 2011 and 2010, respectively. The Company’s operations are organized into two reportable segments: TMP and CCPI.

•	TMP: This segment includes PTL and LIS as described above. This segment develops and distributes nutrient based therapeutic products and distributes pharmaceutical products from other manufacturers through employed sales representatives and distributors. TMP also performs the administrative, regulatory compliance, sales and marketing functions of the corporation, owns the corporation’s intellectual property and is responsible for research and development relating to medical food products and the development of software used for the dispensation and billing of medical foods, generic and branded products. The TMP segment also manages contracts and chargebacks.

•	CCPI: This segment provides point-of-care dispensing solutions and billing and collections services. It is responsible for the research and development of billing software and methodologies and the customization of hardware that supports dispensing, billing and collection operations.

Segment Information for the 12 months ended December 31,

2011 (Restated)	Total	TMP	CCPI
Gross Sales	$8,809,668	$8,282,734	$526,934
Gross Profit	$6,052,635	$7,033,212	$(980,577)
Comprehensive Income	$(4,180,259)	$(3,089,429)	$(1,090,830)
Total Assets	$8,977,776	$12,844,524	$(3,866,748)
less Eliminations	$-	$(3,979,936)	$3,979,936
Net Total Assets	$8,977,776	$8,864,588	$113,188

2010 (Restated)
Gross Sales	$7,622,477	$6,544,311	$1,078,166
Gross Profit	$5,049,985	$5,315,589	$(265,604)
Comprehensive Income	$(500,924)	$(189,850)	$(311,074)
Total Assets	$5,951,609	$6,624,150	$(672,541)
less Eliminations	$-	$(777,416)	$777,416
Net Total Assets	$5,951,609	$5,846,734	$104,875